Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	$ (35,777)	$ (28,507)	$ (18,374)
Lease liabilities
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(2,421)	(1,934)	(1,111)
Trade and other payables
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(33,356)	(26,573)	(17,214)
Loans from shareholders
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities			(49)
Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	24,248	42,913	21,073
Financial liabilities	(13,667)	(6,496)	(6,971)
Net exposure	10,581	36,417	14,102
Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	6,855	4,192	3,390
Financial liabilities	(3,438)	(1,231)	(3)
Net exposure	3,417	2,961	3,387
Currency risk | Lease liabilities | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(1,483)	(1,795)	(1,111)
Currency risk | Lease liabilities | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(938)	(139)
Currency risk | Trade and other payables | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(12,184)	(4,701)	(5,811)
Currency risk | Trade and other payables | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(2,500)	(1,092)	(3)
Currency risk | Loans from shareholders | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities			(49)
Loans receivable. | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	161	123	8
Loans receivable. | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	2
Trade and other receivables | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	7,779	9,493	9,661
Trade and other receivables | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	3,804	3,571	2,649
Cash and cash equivalents | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	16,308	33,297	11,404
Cash and cash equivalents | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 3,049	$ 621	$ 741